Financial and other non-current assets - Minimum finance lease payments (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future payments	$ 82	$ 78
Unearned interest income	(5)	(4)
Present value	77	74
Provision	(12)	(11)
Net book value	65	63
Not later than one year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future payments	30	28
Unearned interest income	(3)	(2)
Present value	27	26
Provision	0	(1)
Net book value	27	25
Between one and five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future payments	51	49
Unearned interest income	(2)	(2)
Present value	49	47
Provision	(12)	(10)
Net book value	37	37
Later than five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future payments	1	1
Unearned interest income	0	0
Present value	1	1
Provision	0	0
Net book value	$ 1	$ 1